Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

Note 14. Income Taxes

The Company prepares its income tax return on a consolidated basis.  Income taxes are allocated to members of the consolidated group based on taxable income.

The components of the Provision for income taxes for the years ended December 31 were as follows:

	2023	2022

Currently paid or payable	$3,268,196	$3,253,913
Deferred benefit	(373,105)	(118,587)
Total income tax expense	$2,895,091	$3,135,326

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21% primarily due to the following for the years ended December 31:

	2023	2022

Computed expense at statutory rates	$3,428,659	$3,543,806
Tax exempt interest and BOLI	(380,952)	(243,121)
Disallowed interest	37,416	6,205
Partnership rehabilitation and tax credits	(698,450)	(389,911)
Low-income housing investment amortization expense	498,896	212,284
Other	9,522	6,063
Total income tax expense	$2,895,091	$3,135,326

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2023	2022

Depreciation	$(16,267)	$22,316
Mortgage servicing rights	(15,872)	(7,377)
Bad debts	(238,035)	(209,783)
Limited partnership amortization	177,184	61,442
Investment in CFS Partners	(127,863)	(90,527)
Deferred SBA PPP fees	2,761	102,702
Prepaid expenses	17,652	34,467
Other	(172,665)	(31,827)
Change in deferred tax benefit	$(373,105)	$(118,587)

Listed below are the significant components of the net deferred tax asset at December 31:

	2023	2022

Components of the deferred tax asset:
Bad debts	$2,066,972	$1,828,937
Deferred compensation	6,930	6,930
Investment in CFS Partners	98,277	0
Contingent liability - MPF program	17,838	17,838
Finance lease	75,566	47,305
Operating lease	0	959
Deferred SBA PPP fees	3,205	5,966
Unrealized loss on debt securities AFS	4,234,981	5,493,977
Other	169,296	22,008
Total deferred tax asset	$6,673,065	$7,423,920

	2023	2022

Components of the deferred tax liability:
Depreciation	$467,217	$483,484
Limited partnerships	333,578	156,394
Mortgage servicing rights	165,272	181,144
Investment in CFS Partners	0	29,586
Operating lease	1,925	0
Prepaid expenses	126,545	108,893
Total deferred tax liability	1,094,537	959,501
Net deferred tax asset	$5,578,528	$6,464,419

U.S. GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in Other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all the benefits of that position to be recognized in a company’s financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements.  The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2020 through 2022.  The 2023 tax return has not yet been filed.